Income Taxes	12 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The components of income tax expense from continuing operations for 2016, 2015 and 2014 were as follows:

	2016	2015	2014
	(In thousands)
Current
Federal	$—	$—	$—
State	5,667	6,513	5,192
Deferred
Federal	178,630	170,649	158,362
State	12,350	12,393	11,064
Investment tax credits	(5)	(6)	(6)
	$196,642	$189,549	$174,612

Reconciliations of the provision for income taxes computed at the statutory rate to the reported provisions for income taxes from continuing operations for 2016, 2015 and 2014 are set forth below:

	2016	2015	2014
	(In thousands)
Tax at statutory rate of 35%	$189,764	$173,310	$155,730
Common stock dividends deductible for tax reporting	(2,570)	(2,413)	(2,307)
State taxes (net of federal benefit)	11,133	12,289	10,566
Change in valuation allowance	1,324	4,998	6,969
Other, net	(3,009)	1,365	3,654
Income tax expense	$196,642	$189,549	$174,612

Deferred income taxes reflect the tax effect of differences between the basis of assets and liabilities for book and tax purposes. The tax effect of temporary differences that gave rise to significant components of the deferred tax liabilities and deferred tax assets at September 30, 2016 and 2015 are presented below:

	2016	2015
	(In thousands)
Deferred tax assets:
Employee benefit plans	$122,682	$121,619
Interest rate agreements	107,782	51,067
Net operating loss carryforwards	514,391	313,224
Charitable and other credit carryforwards	22,273	22,281
Other	23,648	36,695
Total deferred tax assets	790,776	544,886
Valuation allowance	(10,481)	(10,872)
Net deferred tax assets	780,295	534,014
Deferred tax liabilities:
Difference in net book value and net tax value of assets	(2,259,278)	(1,890,886)
Pension funding	(30,652)	(35,247)
Gas cost adjustments	(54,725)	(43,634)
Other	(38,696)	(31,480)
Total deferred tax liabilities	(2,383,351)	(2,001,247)
Net deferred tax liabilities	$(1,603,056)	$(1,467,233)
Deferred credits for rate regulated entities	$861	$412

At September 30, 2016, we had $494.0 million of federal net operating loss carryforwards. The federal net operating loss carryforwards are available to offset taxable income and will begin to expire in 2029. The Company also has $10.1 million of federal alternative minimum tax credit carryforwards which do not expire. In addition, the Company has $11.0 million in charitable contribution carryforwards to offset taxable income. The Company’s charitable contribution carryforwards expire in 2017 - 2021.
For state taxable income, the Company has $20.4 million of state net operating loss carryforwards (net of $11.0 million of federal effects) and $1.1 million of state tax credits carryforwards (net of federal effects). Depending on the jurisdiction in which the state net operating loss was generated, the carryforwards will begin to expire between 2017 and 2031.
We believe it is more likely than not that the benefit from certain charitable contribution carryforwards, state net operating loss carryforwards and state credit carryforwards will not be realized. Due to the uncertainty of realizing a benefit from the deferred tax asset recorded for the carryforwards, a valuation allowance of $1.1 million and $5.0 million was established for the years ended September 30, 2016 and 2015. In addition, $1.4 million of deferred tax assets expired for which a valuation allowance had previously been recorded and $0.2 million of deferred tax assets expired for which a valuation allowance had not been previously recorded during the year ended September 30, 2016.

At September 30, 2016, we had recorded liabilities associated with unrecognized tax benefits totaling $20.3 million. The following table reconciles the beginning and ending balance of our unrecognized tax benefits:

	2016	2015
	(In thousands)
Unrecognized tax benefits - beginning balance	$17,069	$12,629
Increase (decrease) resulting from prior period tax positions	(290)	1,009
Increase resulting from current period tax positions	3,519	3,431
Unrecognized tax benefits - ending balance	20,298	17,069
Less: deferred federal and state income tax benefits	(7,104)	(5,974)
Total unrecognized tax benefits that, if recognized, would impact the effective income tax rate as of the end of the year	$13,194	$11,095

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expense. During the years ended September 30, 2016 and 2015, the Company recognized approximately $2.5 million and $0.5 million in interest and penalties. The Company had approximately $3.3 million and $0.8 million for the payment of interest and penalties accrued at September 30, 2016 and 2015.
We file income tax returns in the U.S. federal jurisdiction as well as in various states where we have operations. We have concluded substantially all U.S. federal income tax matters through fiscal year 2007 and concluded substantially all Texas income tax matters through fiscal year 2010.